CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS (UNAUDITED) - JPY (¥) ¥ in Millions	9 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Cash flows from operating activities:
Profit (loss) before income taxes	¥ 447		¥ (14,242)
Depreciation and amortization	654		474
Listing expense	0		13,714
Interest expense	116		0
Share-based payments	935		0
Foreign exchange gain	(255)		0
Share of loss of equity-accounted investees, net of tax	1		0
Impairment loss of other assets (non-current assets)	0		13
Net loss on sale or disposal of intangible assets	23		23
Change in fair value of other financial assets (non-current assets)	15		0
Change in fair value of warrant liability	(139)		(462)
Increase in cash segregated as deposits	(3,369)		(1,392)
Increase in crypto assets held (current assets)	(5,254)		(11,114)
Increase in customer accounts receivable	(164)		(332)
(Increase) decrease in other financial assets (non-current assets)	0		155
Increase in other financial assets (current assets)	(170)		(254)
Increase in other current assets	(253)		(168)
Increase in deposits received	5,569		2,644
Increase in crypto asset borrowings	4,938		10,952
Increase in other financial liabilities	26		235
(Increase) decrease in excise tax payable	(303)		12
Increase in other current liabilities	50		280
Other, net	(1)		44
Cash provided by operating activities	2,866		582
Interest income received	4		6
Interest expenses paid	(108)		(12)
Income taxes paid	(1,273)		(720)
Net cash provided by (used in) operating activities	1,489		(144)
Cash flows from investing activities
Purchase of property and equipment	(72)		(164)
Proceeds from sale of property and equipment	0		0
Expenditure on internally generated intangible assets	(657)		(394)
Proceeds from refund of guarantee deposits	1		33
Purchase of other financial assets (non-current assets)	(100)		0
Acquisition of subsidiaries, net of cash acquired	252		0
Acquisition of equity-accounted investees	(161)		0
Net cash used in investing activities	(737)		(524)
Cash flows from financing activities
Proceeds from short-term loans payable	1,000		1,300
Repayments of short-term loans payable	(1,020)		(1,300)
Proceeds received from non-redemption agreement	0		202
Reverse recapitalization impact	0		205
Proceeds from loan from related party	17,854		8,522
Repayments of loan from related party	(16,265)		(6,081)
Repayments of lease obligations	(282)		(290)
Net cash provided by financing activities	1,287		2,559
Effect of exchange rate change on cash and cash equivalents	24		(54)
Net increase in cash and cash equivalents	2,040		1,890
Cash and cash equivalents at the beginning of period	8,584	[1]	10,837
Cash and cash equivalents at the end of period	¥ 10,647		¥ 12,673

[1]	* The comparative information is restated due to the adjustments made to the provisional amounts of Next Finance’s identifiable assets acquired and liabilities assumed. See Note 1 “Reporting Entity"